Borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Borrowings
Schedule of borrowings

	December 31,	December 31,
	2023	2022

	(€ in thousands)
Innovation credit	2,899	3,907
Accrued interest on innovation credit	1,393	1,035
Convertible loans	—	1,369
Accrued interest on convertible loans	—	460
Total borrowings	4,292	6,771
Current portion	—	(2,500)
Total non-current borrowings	4,292	4,271

Schedule of results related to derecognition of financial liabilities

	2023	2022

	(€ in thousands)
Gain on waiver of Amylon convertible loans	1,866	1,144
Loss on extinguishment of Pontifax and Kreos convertible loans	-	(2,534)
	1,866	(1,390)

Schedule of reconciliation of movements of liabilities to cash flows arising from financing activities

	Innovation	Convertible	Lease
	credit	loans	liability

	(€ in thousands)
Balance at January 1, 2022	4,552	39,538	16,282
Changes from financing cash flows
Repayment of convertible loans	—	(43,372)	—
Repayment of lease liability	—	—	(1,674)
The effect of changes in foreign exchange rates	—	1,771	—
Other changes
Interest expense	391	3,537	—
Interest paid	—	(2,612)	—
Transaction costs	—	94	—
Repayments allocated to option premium on convertible loans (equity)	—	1,482	—
Repayments recognized as result on derecognition of financial liabilities	—	2,534	—
Effect of waived loan agreements	—	(1,144)	—
Effect of lease amendments	—	—	592

Balance at January 1, 2023	4,943	1,828	15,200
Changes from financing cash flows
Repayments	(1,008)	—	(1,621)
The effect of changes in foreign exchange rates	—	—	—
Other changes
Interest expense	357	38	—
Interest paid	—	—	—
Effect of waived loan agreements	—	(1,866)	—
Effect of lease amendments	—	—	1,863

Balance at December 31, 2023	4,292	—	15,442